Supplement to the Current Prospectus

MFS(R) International New Discovery Fund

Effective July 1, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

--------------------- ----------------- ------------- --------------------------
Portfolio Manager     Primary Role      Since         Title    and   Five   Year
                                                      History
--------------------- ----------------- ------------- --------------------------
--------------------- ----------------- ------------- --------------------------
David A. Antonelli    Portfolio         1997          Executive Vice President
                      Manager                         and Chief Investment
                                                      Officer of Non-U.S. and
                                                      Global Investments;
                                                      employed in the
                                                      investment area of MFS
                                                      since 1991.
--------------------- ----------------- ------------- --------------------------
--------------------- ----------------- ------------- --------------------------
Peter F. Fruzzetti    Portfolio         2004          Investment Officer of
                      Manager                         MFS; employed in the
                                                      Investment area of MFS
                                                      since 2000.
--------------------- ----------------- ------------- --------------------------
--------------------- ----------------- ------------- --------------------------
Jose Luis Garcia      Portfolio         October 2007  Investment Officer of
                      Manager                         MFS; employed in the
                                                      Investment area of MFS
                                                      since 2002.
--------------------- ----------------- ------------- --------------------------
--------------------- ----------------- ------------- --------------------------
Robert Lau            Portfolio         July 2008     Investment Officer of
                      Manager                         MFS; employed in the
                                                      Investment area of MFS
                                                      since 2001.
--------------------- ----------------- ------------- --------------------------

               The date of this supplement is June 4, 2008.